Financial Instruments and Fair Value Measurements (Schedule of Accounts Receivable Concentration Risk) (Detail) (USD $) In Millions, unless otherwise specified	Mar. 28, 2014	Sep. 27, 2013	Sep. 28, 2012
Spain
Segment Reporting Information [Line Items]
Accounts receivable	$ 9.8	$ 9.2	$ 15.0
Italy
Segment Reporting Information [Line Items]
Accounts receivable	$ 10.7	$ 12.6	$ 12.5